Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries
The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, and of its Subsidiaries listed below:

Subsidiary	Vessel Name	Type	Built
Marindou Shipping Corporation (“Marindou”)(1)(4)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)(5)	Koulitsa	Panamax	April 2003
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Kyotofriendo One Shipping Inc. (“Kyotofriendo One”)(2)(11)	Paraskevi 2	Panamax	April 2011
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(2)	Efrossini	Panamax	February 2012
Glovertwo Shipping Corporation (“Glovertwo”)(2)	Zoe	Panamax	July 2013
Kyotofriendo Two Shipping Inc. (“Kyotofriendo Two”)(2)(7)	Koulitsa 2	Panamax	February 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(2)	Kypros Sea	Panamax	March 2014
Gloverfour Shipping Corporation (“Gloverfour”)(2)	Kypros Bravery	Panamax	January 2015
Shikokuokto Shipping Corporation (“Shikokuokto”)(2)	Kypros Sky	Panamax	March 2015

Subsidiary	Vessel Name	Type	Built
Gloverfive Shipping Corporation (“Gloverfive”)(2)	Kypros Loyalty	Panamax	June 2015
Gloversix Shipping Corporation (“Gloversix”)(2)	Kypros Spirit	Panamax	July 2016
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(2)	Pedhoulas Commander	Kamsarmax	May 2008
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)(3)	Pedhoulas Farmer	Kamsarmax	September 2012
Youngone Shipping Corporation (“Youngone”)(2)	Pedhoulas Cherry	Kamsarmax	July 2015
Youngtwo Shipping Corporation (“Youngtwo”)(2)	Pedhoulas Rose	Kamsarmax	January 2017
Pinewood Shipping Corporation (“Pinewood”)(2)(6)	Pedhoulas Cedrus	Kamsarmax	June 2018
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Pentakomo Shipping Corporation (“Pentakomo”)(2)	Agios Spyridonas	Post-Panamax	January 2010
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(2)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(2)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(2)	Venus Horizon	Post-Panamax	February 2012
Shikokuepta Shipping Inc. (“Shikokuepta”)(2)	Troodos Sun	Post-Panamax	January 2016
Shikokuexi Shipping Inc. (“Shikokuexi”)(2)	Troodos Air	Post-Panamax	March 2016
Monagrouli Shipping Corporation (“Monagrouli”)(2)	Troodos Oak	Post-Panamax	April 2020
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(2)	Lake Despina	Capesize	January 2014
Shikokuennia Shipping Corporation (“Shikokuennia”)(2)	Mount Troodos	Capesize	November 2009
Agros Shipping Corporation (“Agros”)(2)	TBN H1381	Kamsarmax	Q1 2022
Lofou Shipping Corporation (“Lofou”)(2)	TBN H11013	Post-Panamax	Q3 2022
Yasoudyo Shipping Corporation (“Yasoudyo”)(2)	TBN H1392	Kamsarmax	Q4 2023
Shimafive Shipping Corporation (“Shimafive”)(2)	TBN H11064	Kamsarmax	Q4 2023
Shimasix Shipping Corporation (“Shimasix”)(2)	TBN H11065	Kamsarmax	Q1 2024
Shimaseven Shipping Corporation (“Shimaseven”)(2)	TBN H11067	Kamsarmax	Q1 2024
Gloverthree Shipping Corporation (“Gloverthree”)(2)	TBN H11042	Post-Panamax	Q1 2023
Gloverseven Shipping Corporation (“Gloverseven”)(2)	TBN H11043	Post-Panamax	Q2 2023
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)(8)	Paraskevi	Panamax	January 2003
Avstes Shipping Corporation (“Avstes”)(1)(9)	Vassos	Panamax	February 2004
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)(10)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)	—	—	—
Staloudi Shipping Corporation (“Staloudi”)(1)	—	—	—
Metamou Shipping Corporation (“Metamou”) (2)	—	—	—
(1)Incorporated under the laws of the Republic of Liberia.
(2)Incorporated under the laws of the Republic of the Marshall Islands.
(3)In May 2021, the Company entered into an agreement for the sale of MV Pedhoulas Farmer. The sale is expected to be consummated in September 2021.
(4)In May 2021, the Company entered into an agreement for the sale of MV Maria. The sale is expected to be consummated in August 2021.
(5)In June 2021, the Company entered into an agreement for the sale of MV Koulitsa. The sale is expected to be consummated in October 2021.
(6)On July 29, 2016, the Shipsales Contract relating to a newbuild vessel initially contracted by Kyotofriendo Two, was novated to Pinewood. Under an agreement with an unaffiliated third party, upon delivery of the vessel, named Pedhoulas Cedrus, to Pinewood in June 2018, 100 shares of Series A Preferred Stock of Pinewood were issued to the unaffiliated third party for proceeds in the equivalent of $16,875 at the time of issuance, which were used to finance part of the cost of such vessel. Such shares had preference over shares of common stock of Pinewood with respect to distributions by, and liquidation of, Pinewood. Furthermore, under this agreement, Pinewood agreed to (i) pay its own expenses out of its own funds, (ii) keep its assets and funds separate from the assets and funds of the Company, (iii) refrain from holding its assets and/or creditworthiness as being available to satisfy any of the obligations of the Company and (iv) take, or refrain from taking, certain other actions designed to ensure that the assets of Pinewood are not available to creditors of Safe Bulkers or its other subsidiaries. All Series A Preferred Stock were redeemed by Pinewood in February 2021, and as a result all previously mentioned restrictions no longer exist.
(7)In June 2021, the Company entered into an agreement for the acquisition of a 2013-built Japanese Panamax class vessel to be named Koulitsa 2. She was delivered to us in July 26, 2021. Refer to Note 15.
(8)Vessel sold in January 2021 and delivered to her new owners in April 2021.
(9)Vessel sold in January 2021 and delivered to her new owners in May 2021.
(10)Vessel sold in May 2021 and delivered to her new owners in June 2021.
(11)Vessel acquired in March 2021.